As filed with the Securities and Exchange Commission on April 2, 2007


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21421

            NEUBERGER BERMAN REAL ESTATE SECURITIES INCOME FUND INC.
            --------------------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
            Neuberger Berman Real Estate Securities Income Fund Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                 Kirkpatrick & Lockhart Preston Gates Ellis LLP
                               1601 K Street, N.W.
                           Washington, D.C. 20006-1600
                   (Names and addresses of agents for service)

Date of fiscal year end: October 31, 2007

Date of reporting period: January 31, 2007

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act") (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.


                                                                                       NEUBERGER BERMAN JANUARY 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Real Estate Securities Income Fund Inc.
----------------------------------------------------------------

NUMBER OF SHARES                                 MARKET VALUE(+)       NUMBER OF SHARES                             MARKET VALUE(+)
                                                ($000'S OMITTED)                                                   ($000'S OMITTED)

COMMON STOCKS (102.1%)                                                 LODGING (3.4%)

APARTMENTS (12.0%)                                                        296,500   Ashford Hospitality Trust             3,650
   591,100   Apartment Investment & Management      37,021                433,000   Hospitality Properties Trust         21,130
   270,800   Archstone-Smith Trust                  17,117 (E)                                                         --------
   110,000   Camden Property Trust                   8,624                                                               24,780
   448,900   Education Realty Trust                  6,747
    49,400   Home Properties                         3,176             OFFICE (20.9%)
   172,400   Mid-America Apartment Communities      10,365              3,132,300   American Financial Realty Trust      35,019
    93,200   Post Properties                         4,520                502,813   Brandywine Realty Trust              17,528
                                                  --------                556,700   Highwoods Properties                 24,328
                                                    87,570              2,689,500   HRPT Properties Trust                35,017
                                                                          139,400   Kilroy Realty                        12,105
COMMERCIAL SERVICES (12.2%)                                                41,800   Mack-Cali Realty                      2,326
   657,600   Capital Trust                          32,617                622,000   Maguire Properties                   27,026
   866,300   Gramercy Capital                       31,299                                                             --------
    50,000   Newcastle Investment                    1,621                                                              153,349
 1,332,400   NorthStar Realty Finance               23,517
                                                  --------             OFFICE - INDUSTRIAL (1.5%)
                                                    89,054                215,000   Liberty Property Trust               11,124 (E)

COMMUNITY CENTERS (1.7%)                                               REGIONAL MALLS (4.8%)
   146,200   Cedar Shopping Centers                  2,449                740,500   Glimcher Realty Trust                20,926 (E)
   174,400   New Plan Excel Realty Trust             5,079                 36,100   Macerich Co.                          3,449
   117,400   Tanger Factory Outlet Centers           4,766 (OO)           258,900   Pennsylvania REIT                    11,055
                                                  --------                                                             --------
                                                    12,294                                                               35,430

DIVERSIFIED (17.6%)                                                    SELF STORAGE (2.5%)
   631,700   Colonial Properties Trust              31,048                127,000   Extra Space Storage                   2,507
 1,511,500   Crescent Real Estate Equities          30,321                267,700   Sovran Self Storage                  16,062
   784,800   iStar Financial                        39,358                                                             --------
   752,500   Lexington Realty Trust                 16,013 (E)                                                           18,569
   949,900   Spirit Finance                         11,893
                                                  --------             TOTAL COMMON STOCKS
                                                   128,633             (COST $518,224)                                  747,659
                                                                                                                       --------
FINANCE (2.2%)
    65,100   CBRE Realty Finance                     1,076             PREFERRED STOCKS (30.4%)
   535,700   Crystal River Capital                  14,785 (E)
                                                  --------
                                                    15,861             APARTMENTS (1.4%)
                                                                       190,000   Apartment Investment &
                                                                                  Management, Ser. U                      4,868
                                                                       200,000   Associated Estates Realty, Ser. B        5,270
FREESTANDING (1.5%)                                                                                                    --------
   479,000   National Retail Properties             11,376 (E)                                                           10,138

HEALTH CARE (14.6%)                                                    COMMUNITY CENTERS (0.8%)
   400,000   Health Care Property Investors         16,500                 60,000   Cedar Shopping Centers, Ser. A        1,602
   231,700   Health Care REIT                       10,846 (E)             70,000   Saul Centers, Ser. A                  1,823
   101,700   Healthcare Realty Trust                 4,310                110,000   Tanger Factory Outlet Centers,
    66,700   LTC Properties                          1,881                           Ser. C                               2,812
 1,110,500   Nationwide Health Properties           37,002 (E)                                                         --------
 2,010,900   OMEGA Healthcare Investors             36,457                                                                6,237
                                                  --------
                                                   106,996             DIVERSIFIED (4.8%)
INDUSTRIAL (7.2%)                                                          32,400   Colonial Properties Trust, Ser. E       823
   430,529   EastGroup Properties                   23,567                160,000   Cousins Properties, Ser. B            4,048
   614,800   First Industrial Realty Trust          29,056 (E)            430,000   Crescent Real Estate Equities,
                                                  --------                           Ser. A                               9,460 (E)
                                                    52,623                200,000   iStar Financial, Ser. G               5,092
                                                                          600,000   iStar Financial, Ser. I              15,420
                                                                                                                       --------
                                                                                                                         34,843

                                                                       HEALTH CARE (3.5%)
                                                                          417,000   LTC Properties, Ser. F               10,608







See Notes to Schedule of Investments

                                                                                       NEUBERGER BERMAN JANUARY 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Real Estate Securities Income Fund Inc. cont'd
---------------------------------------------------------------- ------

NUMBER OF SHARES                                 MARKET VALUE(+)       NUMBER OF SHARES                              MARKET VALUE(+)
                                                ($000'S OMITTED)                                                   ($000'S OMITTED)

   600,000   OMEGA Healthcare Investors,                               53,376,701   Neuberger Berman Securities
              Ser. D                                15,366                           Lending Quality Fund, LLC           53,377(++)
                                                  --------                                                            ---------
                                                    25,974             TOTAL SHORT-TERM INVESTMENTS
                                                                       (COST $54,931)                                    54,931(#)
                                                                                                                      ---------
LODGING (9.5%)
   165,000   Ashford Hospitality Trust, Ser. A       4,315             TOTAL INVESTMENTS (140.0%)
   132,800   Eagle Hospitality Properties Trust,                       (COST $788,775)                                1,025,393(##)
              Ser. A                                 3,357 (E)
    54,600   Equity Inns, Ser. B                     1,439             Liabilities, less cash, receivables and other
   327,700   Felcor Lodging Trust, Ser. C            8,304               assets [(6.5%)]                                (47,960)(@@)
    80,900   Hersha Hospitality Trust, Ser. A        2,124             Liquidation Value of Auction Market Preferred
    42,000   Host Hotels & Resorts, Ser. E           1,134               Shares [(33.5%)]                              (245,000)
   780,000   Innkeepers USA Trust, Ser. C           19,984                                                            ----------
   140,000   LaSalle Hotel Properties, Ser. D        3,528
   123,000   LaSalle Hotel Properties, Ser. E        3,161             TOTAL NET ASSETS APPLICABLE TO COMMON
    50,000   Strategic Hotels & Resorts, Ser. A      1,262 (n)         SHAREHOLDERS (100.0%)                            $732,433
   203,100   Strategic Hotels & Resorts, Ser. C      5,319                                                             ---------
   135,000   Sunstone Hotel Investors, Ser. A        3,505
   480,000   Winston Hotels, Ser. B                 12,216
                                                  --------
                                                    69,648

MANUFACTURED HOMES (2.1%)
   600,000   Affordable Residential
              Communities, Ser. A                   15,300

OFFICE (5.1%)
   100,000   Brandywine Realty Trust, Ser. C         2,544
    80,000   Brandywine Realty Trust, Ser. D         2,048
    90,000   Corporate Office Properties Trust,
              Ser. H                                 2,288
     6,000   Highwoods Properties, Ser. A            6,390
   830,000   Maguire Properties, Ser. A             20,883
   100,000   SL Green Realty, Ser. C                 2,558
    20,000   SL Green Realty, Ser. D                   518
                                                  --------
                                                    37,229

OFFICE - INDUSTRIAL (0.6%)
    70,000   Digital Realty Trust, Ser. A            1,810
    60,800   Digital Realty Trust, Ser. B            1,556
    32,000   PS Business Parks, Ser. K                 851
                                                  --------
                                                     4,217

REGIONAL MALLS (2.6%)
    50,000   Glimcher Realty Trust, Ser. F           1,308
   425,000   Glimcher Realty Trust, Ser. G          10,901
    78,400   Taubman Centers, Ser. G                 2,093
   191,600   Taubman Centers, Ser. H                 4,915
                                                  --------
                                                    19,217

TOTAL PREFERRED STOCKS
(COST $215,620)                                    222,803
                                                  --------

SHORT-TERM INVESTMENTS (7.5%)
 1,553,760   Neuberger Berman Prime Money
              Fund Trust Class                       1,554 (@)















See Notes to Schedule of Investments

                                   NEUBERGER BERMAN JANUARY 31, 2007 (UNAUDITED)



NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------



(+) Investments in equity securities by Neuberger Berman Real Estate Securities Income Fund Inc. (the "Fund") are valued at the latest sale price where that price is readily available; securities for which no sales were reported, unless otherwise noted, are valued at the last available bid price. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Fund at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. The Fund values all other securities, including securities for which the necessary last sale, asked and/or bid prices are not readily available, by methods the Board of Directors of the Fund (the "Board") has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are currently translated from the local currency into U.S. dollars using the exchange rate as of 4:00 p.m., Eastern time. The Board has approved the use of FT Interactive Data Corporation ("FT Interactive") to assist in determining the fair value of the Fund's foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities. In this event, FT Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. However, fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

(#)  At cost, which approximates market value.

(##) At January 31, 2007,  the cost of investments  for U.S.  federal income tax purposes was $788,775,000. Gross unrealized appreciation of investments was $238,431,000 and gross unrealized depreciation of investments was $1,813,000, resulting in net unrealized appreciation of $236,618,000, based on cost for U.S. federal income tax purposes.

(@)  Neuberger  Berman  Prime  Money Fund  ("Prime  Money")  is also  managed by
     Neuberger Berman Management Inc. and may be considered an affiliate since it has the same officers, Board members, and investment manager as the Fund and because, at times, the Fund may own 5% or more of the outstanding voting securities of Prime Money.

(E)  All or a portion of this security is on loan.

(++) Managed by an affiliate of Neuberger Berman Management Inc. and could be deemed an affiliate of the Fund.

(n) Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A and have been deemed by the investment manager to be liquid. At January 31, 2007, these securities amounted to $1,262,000 or 0.2% of net assets applicable to common shareholders.

(OO) All or a portion of this security is segregated as collateral for interest rate swap contracts.

                                   NEUBERGER BERMAN JANUARY 31, 2007 (UNAUDITED)


NOTES TO SCHEDULE OF INVESTMENTS CONT'D
---------------------------------------



(@@) At January 31, 2007, the Fund had outstanding interest rate swap contracts as follows:


                                                        RATE TYPE
                                                 ------------------------
                                                   FIXED-       VARIABLE-        ACCRUED
                                                     RATE            RATE            NET
SWAP                                             PAYMENTS        PAYMENTS       INTEREST          UNREALIZED           TOTAL
COUNTER         NOTIONAL        TERMINATION       MADE BY     RECEIVED BY     RECEIVABLE        APPRECIATION      FAIR VALUE
PARTY             AMOUNT               DATE      THE FUND        THE FUND(1)   (PAYABLE)      (DEPRECIATION)

Merrill Lynch $100,000,000   February 23, 2008    3.035%          5.32%          $57,125          $2,364,606      $2,421,731
Merrill Lynch   85,000,000   February 23, 2009    3.387%          5.32%           41,076           3,043,964       3,085,040
                                                                                 -------          ----------      ----------
                                                                                 $98,201          $5,408,570      $5,506,771

(1) 30 day LIBOR (London Interbank Offered Rate) at January 19, 2007.







































For more information on the Fund's significant accounting policies, please refer to the Fund's most recent financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Real Estate Securities Income Fund Inc.


By: /s/ Peter E. Sundman
    --------------------
    Peter E. Sundman
    Chief Executive Officer

Date: March 28, 2007



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By: /s/ Peter E. Sundman
    --------------------
    Peter E. Sundman
    Chief Executive Officer

Date: March 28, 2007


By: /s/ John M. McGovern
    --------------------
    John M. McGovern
    Treasurer and Principal Financial
    and Accounting Officer

Date: March 28, 2007